INCOME TAX EXPENSE	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
INCOME TAX EXPENSE

9 INCOME TAX EXPENSE

During the year ended March 31, 2026, current income tax expense of $61,515 mainly represented the withholding tax in connection services fee earned in India that were received during the year and deferred income tax credit of $100,508 are recognized during the year. There was no other current or deferred tax expense for current year.

During the year ended March 31, 2024, income tax expense of the Group represented under-provision of current tax from 2022 of a subsidiary in United States of America. There was no other current tax expense or deferred tax expense for that year.

There was no current or deferred tax expense for each of the year ended March 31, 2025.

9.1 Current income taxes

Under the two-tiered profits tax rates regime of Hong Kong Profits Tax, the first HK$2 million (c.$250,000) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million (c.$250,000) will be taxed at 16.5%. The profits of group entities not qualifying for the two-tiered profits tax rates regime will continue to be taxed at a flat rate of 16.5%.

Following acquisition during the year the Group now has a taxable presence in Germany, France, Bulgaria and Denmark. The Group is also now exposed to tax in Abu Dhabi following the incorporation of an entity there. The current tax rate in Abu Dhabi for the Group is 0%.

The Group’s subsidiary in Germany is subject to federal corporate income tax (Körperschaftsteuer) at a rate of 15.0%, a solidarity surcharge (Solidaritätszuschlag) of 5.5% on the corporate tax liability, and municipal trade tax (Gewerbesteuer). With a municipal multiplier (Hebesatz) of 410% in Berlin, the effective trade tax rate is 14.35%, resulting in a combined effective statutory tax rate of 30.175%.

The Group’s subsidiary in France and Denmark is subject to corporate income tax at a standard rate of 25.0% and a flat rate of 22.0%, respectively.

Taxes charged on profits assessable elsewhere have been calculated at the rates of tax prevailing in the countries in which the Group operates, based on existing legislation, interpretation and practices in respect thereof.

The income tax expense for the year can be reconciled to the loss for the year per the consolidated statement of profit or loss and other comprehensive income as follows:

	Year ended	Year ended	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024
	USD	USD	USD
Loss before tax	(31,185,275)	(5,212,879)	(4,862,470)

Notional tax calculated at the rates applicable to profits in the tax jurisdictions concerned	(1,998,482)	(381,348)	(821,825)
Tax effect of expenses that are not deductible	377,120	215,019	405,775
Tax effect of income that are not taxable	-	-	(676,665)
Tax effect of tax losses not recognized	1,721,869	166,329	1,092,715
Withholding tax paid during the year	(60,750)	-	-
Under-provision in prior years	-	-	(8,917)
Others	(765)	-	-
Income tax credit (expense)	38,992	-	(8,917)

9.2 Deferred income taxes

Deferred tax liability
USD
At April 1, 2024, March 31, 2025 and April 1, 2025	-
Arising on acquisition of subsidiaries (note 27)	1,862,585
Credit to profit or loss	(100,508)
At March 31, 2026	1,762,077

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset tax recoverable against current income tax liabilities and when the deferred income taxes relate to the same fiscal authority.

The Group has accumulated tax losses of $94,791,077 at March 31, 2026 (2025: $22,775,852) that are substantially available indefinitely for offsetting against future taxable profits of the respective group companies in which the losses arose. No deferred tax asset has been recognized in respect of the tax losses. Taxable losses for the year ended March 31, 2026 increased materially following the three acquisitions during the year. The incremental losses associated with the acquisitions amounted to $66,199,872.

The ultimate realization of unused tax losses is dependent upon the generation of sufficient future taxable profits during the periods in which those temporary differences become deductible. In determining the recognition of a deferred tax asset, management considered the future profitability of the Group. While management expects the Group to return profits in the future, there is still an element of uncertainty and as such, no deferred tax asset has been recognized.